UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11601 Wilshire Boulevard, Suite 1200, Los Angeles, California		90025
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Paramount Fund, Inc., 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2014

ITEM 1. Schedule of Investments.

FPA Paramount Fund, Inc.

Portfolio of Investments

June 30, 2014 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Fair Value

BUSINESS SERVICES & SUPPLIES —23.8%
Aggreko plc (Great Britain)	745,907	$21,061,803
Brambles Ltd (Australia)	825,100	7,150,481
Fugro N.V. (Netherlands)	285,750	16,362,474
G4S plc (Great Britain)	3,877,450	16,933,600
Publicis Groupe (France)	55,950	4,745,712
Sodexo (France)	50,300	5,410,590
TNT Express N.V. (Netherlands)*	593,900	5,375,805
		$77,040,465
TECHNOLOGY — 23.4%
Accenture plc (Class A) (Republic of Ireland)	64,375	$5,204,075
Cisco Systems, Inc	467,000	11,604,950
Maxim Integrated Products, Inc.	164,700	5,568,507
Microsoft Corporation	203,300	8,477,610
Oracle Corporation	382,500	15,502,725
SAP AG (Germany)	276,150	21,320,658
Taiwan Semiconductor Co., Ltd. (ADR) (Taiwan)	383,000	8,192,370
		$75,870,895
CONSUMER NON-DURABLES —17.1%
Adidas AG (Germany)*	75,000	$7,606,335
Arca Continental SAB de CV (Mexico)	501,800	3,400,096
Groupe Danone S.A. (France)	215,600	16,013,970
Diageo plc (Great Britain)	441,400	14,095,182
McDonald’s Corporation	43,500	4,382,190
Nestlè S.A. (Switzerland)	60,000	4,648,698
Pernod Ricard (France)	42,400	5,092,087
		$55,238,558
HEALTH CARE — 6.1%
CVS Caremark Corporation	66,300	$4,997,031
Laboratory Corporation of America Holdings*	84,500	8,652,800
Patterson Companies, Inc.	157,000	6,203,070
		$19,852,901
BASIC MATERIALS — 5.5%
Incitec Pivot Limited (Australia)	6,559,083	$17,937,124

PRODUCER DURABLE GOODS — 4.4%
Joy Global Inc.	95,000	$5,850,100
Skf Ab-B Shares (Sweden)	181,000	4,617,618
WABCO Holdings Inc.*	34,100	3,642,562
		$14,110,280
HUMAN RESOURCES — 4.3%
Michael Page International plc (Great Britain)	1,909,022	$14,080,374

RETAILING — 4.2%
Christian Dior S.A. (France)	23,400	$4,655,987
eBay Inc.*	94,000	4,705,640
Ross Stores, Inc.	63,000	4,166,190
		$13,527,817

TOTAL COMMON STOCKS — 88.8% (Cost $270,657,549)		$287,658,414

SHORT-TERM INVESTMENTS
ExxonMobil Corporation — 0.05% 07/10/14	$16,000,000	$15,999,800
Federal Home Loan Bank — 0.06% 07/09/14	15,000,000	14,999,800
State Street Bank Repurchase Agreement — 0.00% 07/01/14 (Dated 06/30/14, repurchase price of $18,234,000, collateralized by $18,440,000 principal amount U.S. Treasury Notes — 3.375% 2044, fair value $18,601,350)	18,234,000	18,234,000
TOTAL SHORT-TERM INVESTMENT — 15.2% (Cost $49,233,600)		$49,233,600

TOTAL INVESTMENTS — 104.0% (Cost $319,891,149)— Note 2		$336,892,014
Other assets and liabilities, net — (4.0)%		(13,051,300)
NET ASSETS — 100.0%		$323,840,714

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are principally traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term corporate notes with maturities generally of 60 days or less are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships in a manner consistent with U.S. GAAP for investment companies. The Fund applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the net asset valuation. Investments in limited partnerships are included in Level 3 of the fair value hierarchy based on the limited rights of withdrawal by the Fund as specified in the respective agreements. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$287,658,414			$287,658,414
Short-Term Investments	—	$49,233,600	—	49,233,600
Total Investments	$287,658,414	$49,233,600	—	$336,892,014

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2014.

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$19,720,801
Gross unrealized depreciation:	(2,719,936)
Net unrealized depreciation:	$17,000,865

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ GREGORY HERR
Gregory Herr, Co-President & Co-Chief Investment Officer
(Principal Executive Officer)

Date: August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA PARAMOUNT FUND, INC.

By:	/s/ GREGORY HERR
Gregory Herr, Co-President & Co-Chief Investment Officer
(Principal Executive Officer)

Date: August 29, 2014

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: August 29, 2014